CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ 1,244,703	$ (4,588,167)	$ 2,182,914
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on the trust account	(1,439,212)	(5,019,198)	(2,961,152)
Changes in operating assets and liabilities:
Prepaid expenses	(112,302)	(430)	86,666
Accrued expenses	52,500	8,651,275	129,074
Accounts payable	30,783	(159,586)	240,487
Due to affiliate	0	2,442	(118,846)
Net cash used in operating activities	(223,528)	(1,113,664)	(440,857)
Cash Flows from Investing Activities:
Redemption of Treasury Bills	0	876,713,000
Purchase of new Treasury Bills	0	(876,713,190)
Cash deposited in trust account	(287,500,000)	0	(287,500,000)
Residual interest income in investment	0	190
Net cash used in investing activities	(287,500,000)	0	(287,500,000)
Cash Flows from Financing Activities:
Proceeds received from promissory note from affiliate	100,000	0	100,000
Repayment of promissory note to affiliate	(100,000)	0	(100,000)
Proceeds received from initial public offering	287,500,000	0	287,525,000
Repayment of advance to affiliate	(2,800,000)	0	(2,800,000)
Proceeds received as advance from affiliates	2,800,000	0	2,800,000
Proceeds received from private placement	7,750,000	0	7,750,000
Payment of offering costs	(4,791,893)	0	(4,980,602)
Net cash provided by financing activities	290,458,107	0	290,294,398
Net change in cash	2,734,579	(1,113,664)	2,353,541
Cash - beginning of the period	0	2,353,541	0
Cash - beginning of period	0	2,353,541	0
Cash - end of the period			2,353,541
Cash - end of the period	2,734,579	1,239,877	2,353,541
Supplemental disclosure of noncash financing activities:
Offering costs included in accounts payable	84,535	0
Offering costs included in accrued expenses	138,990	0
Formation and offering costs paid by sponsor in exchange for founder shares	25,000	0	25,000
Deferred underwriting commissions in connection with the initial public offering	6,912,500	0	6,912,500
Initial value of Class A ordinary shares subject to possible redemption	279,566,780	0
Change in value of ordinary shares subject to redemption	$ 0	$ (4,588,170)	280,489,810
Deferred legal service fee at the completion of business combination			75,000
Prepaid expenses paid by affiliates on behalf of the Company			$ 146,404